Redeemable Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Preferred Units [Line Items]
Public offering gross cash proceeds amount	$ 50.0
Common stock dividends per share	$ 5.2
Series A Redeemable Convertible Preferred Stock [Member]
Preferred Units [Line Items]
Preferred stock conversion price	0.0525
Original issue price	0.1	$ 0.05
Cash dividends per share	0.0042
Series A Redeemable Convertible Preferred Stock [Member] | Previously Reported [Member]
Preferred Units [Line Items]
Original issue price	0.0525
Series B Redeemable Convertible Preferred Stock [Member]
Preferred Units [Line Items]
Preferred stock conversion price	0.21
Original issue price	0.42	0.21
Cash dividends per share	0.0168
Series B Redeemable Convertible Preferred Stock [Member] | Previously Reported [Member]
Preferred Units [Line Items]
Original issue price	0.21
Series C Redeemable Convertible Preferred Stock [Member]
Preferred Units [Line Items]
Preferred stock conversion price	0.85
Original issue price	1.7	0.85
Cash dividends per share	0.068
Series C Redeemable Convertible Preferred Stock [Member] | Previously Reported [Member]
Preferred Units [Line Items]
Original issue price	0.85
Series D Redeemable Convertible Preferred Stock [Member]
Preferred Units [Line Items]
Preferred stock conversion price	1
Original issue price	1.99	1
Cash dividends per share	0.08
Series D Redeemable Convertible Preferred Stock [Member] | Previously Reported [Member]
Preferred Units [Line Items]
Original issue price	1
Series E Redeemable Convertible Preferred Stock [Member]
Preferred Units [Line Items]
Preferred stock conversion price	1.12
Original issue price	2.23	1.12
Cash dividends per share	0.0896
Series E Redeemable Convertible Preferred Stock [Member] | Previously Reported [Member]
Preferred Units [Line Items]
Original issue price	1.12
Series F Redeemable Convertible Preferred Stock [Member]
Preferred Units [Line Items]
Preferred stock conversion price	1.4
Original issue price	2.79	$ 1.4
Cash dividends per share	0.112
Series F Redeemable Convertible Preferred Stock [Member] | Previously Reported [Member]
Preferred Units [Line Items]
Original issue price	$ 1.4